Fair Value Measurements (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment charges	$ 25,616,000	$ 12,625,000	$ 23,323,000
Maintenance reserve	9,900,000
End of lease payments	17,700,000
Structured note receivable	75,788,000	78,163,000
Impairment Charge Related To Aircraft [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment charges	26,200,000
A319 Aircraft [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of aircraft impaired	2
Boeing 737 Classic [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment charges	9,900,000
Number of aircraft impaired	2
Boeing 747 Freighter [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment charges	17,700,000
Number of aircraft impaired	2
Level 2 [Member] | Structured Note Receivable [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Structured note receivable	67,300,000
Fair value inputs, discount rate	6.80%
Level 3 [Member] | Coupon Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Coupon liabiilty	$ 97,100,000
Fair value inputs, discount rate	5.50%